NET LOSS PER SHARE - Anti-dilutive Securities (Details) - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Convertible redeemable preferred shares
NET LOSS PER SHARE
Antidilutive securities not included in the computation of diluted net loss per share			27,249,824
Share options and share grant
NET LOSS PER SHARE
Antidilutive securities not included in the computation of diluted net loss per share	530,298	1,739,882	1,795,932